LOOMIS SAYLES BOND FUND
                         LOOMIS SAYLES GLOBAL BOND FUND
                         LOOMIS SAYLES FIXED INCOME FUND
                  LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND
              LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND
                LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND
                LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND
                                  (THE "FUNDS")


     Supplement dated November 28, 2005 to the Loomis Sayles Funds Retail Income Prospectus and Loomis Sayles Institutional Funds Prospectus, each dated February 1, 2005, each as may be revised and supplemented from time to time

(This  supplement  combines the  supplements to the Loomis Sayles  Institutional
Funds prospectus dated September 1, 2005 and October 7, 2005. This supplement also combines the supplements to the Retail Income prospectus dated July 22, 2005, September 1, 2005, October 7, 2005 and November 23, 2005.)

                     LOOMIS SAYLES INSTITUTIONAL PROSPECTUS

THE SUB-SECTION "HOW TO PURCHASE SHARES" WITHIN THE "GENERAL INFORMATION" SECTION OF THE PROSPECTUS HAS BEEN SUPPLEMENTED AS FOLLOWS:

Subject to the approval of the Fund, an investor may purchase Institutional Class shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if Loomis Sayles deems the security to be an appropriate investment for the Fund. Assets purchased by a Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Funds reserve the right to amend or terminate this practice at any time.

EFFECTIVE SEPTEMBER 1, 2005, THE FUNDS ENTERED INTO A NEW CUSTODIAN AGREEMENT WITH STATE STREET BANK AND TRUST COMPANY. EFFECTIVE OCTOBER 1, 2005, BOSTON FINANCIAL DATA SERVICES, INC. BECAME THE SHAREHOLDER SERVICING AND TRANSFER AGENT OF THE FUNDS. THE EXPENSES OF THE FUNDS HAVE BEEN REDUCED AS A RESULT OF THESE NEW ARRANGEMENTS. ACCORDINGLY, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE OF THE PROSPECTUS HAVE BEEN AMENDED AND RESTATED AS
FOLLOWS:

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
                                                                                 TOTAL ANNUAL
                                                 DISTRIBUTION                        FUND
                                                    (12B-1)          OTHER         OPERATING     FEE WAIVER/
FUND                          MANAGEMENT FEES        FEES          EXPENSES**      EXPENSES     REIMBURSE-MENT  NET EXPENSES
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
LOOMIS SAYLES FIXED INCOME
FUND(1)                            0.50%             0.00%           0.12%           0.62%          0.00%          0.62%
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
LOOMIS SAYLES INSTITUTIONAL

HIGH INCOME FUND(2)                0.60%             0.00%           0.23%           0.83%          0.08%          0.75%
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------

LOOMIS SAYLES INTERMEDIATE
DURATION FIXED INCOME FUND(3)*     0.25%             0.00%           0.35%           0.60%          0.20%          0.40%
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------

LOOMIS SAYLES INVESTMENT
GRADE FIXED INCOME FUND(4)         0.40%             0.00%           0.15%           0.55%          0.00%          0.55%
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------
LOOMIS SAYLES INFLATION
PROTECTED SECURITIES FUND(5*)
                                   0.25%             0.00%           1.10%           1.35%          0.95%          0.40%
----------------------------- ----------------- ---------------- --------------- -------------- -------------- ---------------


* Expense information for the Loomis Sayles Intermediate Duration Fixed Income Fund and the Loomis Sayles Inflation Protected Securities Fund reflects a reduction in the advisory fee of each Fund from 0.30% of the average daily net assets of each Fund to 0.25% of the average daily net assets of each Fund, effective July 1, 2005.

**Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Funds effective September 1, 2005 and October
  1, 2005, respectively.

(1) Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organization and extraordinary expenses, to 0.65% annually of this Fund's average daily net assets. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis.

(2) Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organization and extraordinary expenses, to 0.75% annually of this Fund's average daily net assets. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(3) Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organization and extraordinary expenses, to 0.40% annually of this Fund's average daily net assets. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(4) Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organization and extraordinary expenses, to 0.55% annually of this Fund's average daily net assets. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis.

(5) Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organization and extraordinary expenses, to 0.40% annually of this Fund's average daily net assets. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

EXAMPLE
----------------------------------------------------------------- ---------- ------------ -------------- --------------
FUND                                                               1 YEAR*    3 YEARS*      5 YEARS*       10 YEARS*
----------------------------------------------------------------- ---------- ------------ -------------- --------------
----------------------------------------------------------------- ---------- ------------ -------------- --------------
LOOMIS SAYLES FIXED INCOME FUND                                      $63        $199        $346           $774
----------------------------------------------------------------- ---------- ------------ -------------- --------------
----------------------------------------------------------------- ---------- ------------ -------------- --------------
LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND                         $77        $257        $453          $1,018
----------------------------------------------------------------- ---------- ------------ -------------- --------------
----------------------------------------------------------------- ---------- ------------ -------------- --------------
LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND                $41        $172        $315           $731
----------------------------------------------------------------- ---------- ------------ -------------- --------------
----------------------------------------------------------------- ---------- ------------ -------------- --------------
LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND                     $56        $176        $307           $689
----------------------------------------------------------------- ---------- ------------ -------------- --------------
----------------------------------------------------------------- ---------- ------------ -------------- --------------
LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND                    $41        $334        $648          $1,541
----------------------------------------------------------------- ---------- ------------ -------------- --------------



* The Examples for the Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund and Loomis Sayles Inflation Protected Securities Fund are based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods. The Examples for the Loomis Sayles Fixed Income Fund and Loomis Sayles Investment Grade Fixed Income Fund are based on the Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.

THE LAST PARAGRAPH OF THE SUB-SECTION "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE "RISK/RETURN SUMMARY" SECTION OF THE PROSPECTUS HAVE BEEN AMENDED AND RESTATED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES FIXED INCOME FUND, LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND, LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND, LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND AND LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.loomissayles.com (click on "Mutual Funds" and then "Fund Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.loomissayles.com (click on "Mutual Funds", then "Fund Profiles", then the name of the Fund and scroll down to "Holdings/Allocations").



              LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

EFFECTIVE DECEMBER 1, 2005, RICHARD RACZOWSKI, CLIFTON ROWE AND NEIL BURKE, WILL REPLACE STEVE KASETA AS THE PORTFOLIO MANAGERS OF THE FUND. THE SUB-SECTION "PORTFOLIO MANAGERS" WITHIN THE "MANAGEMENT" SECTION OF THE PROSPECTUS HAS BEEN AMENDED AND RESTATED AS FOLLOWS WITH RESPECT TO THE LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND:

LOOMIS  SAYLES  INTERMEDIATE  DURATION  FIXED  INCOME FUND  Clifton  Rowe,  Vice
President of Loomis Sayles, has served as a co-portfolio manager of the Fund since December 2005. Mr. Rowe joined Loomis Sayles in 1992. Richard Raczkowski, Vice President of Loomis Sayles, has served as a co-portfolio manager of the Fund since December 2005. Mr. Raczkowski joined Loomis Sayles in 2001. Prior to joining Loomis Sayles, he served as a Vice President of Back Bay Advisors. Neil Burke, Vice President of Loomis Sayles, has served as a co-portfolio manager of the Fund since December 2005. Mr. Burke joined Loomis Sayles in 1997.




                     LOOMIS SAYLES RETAIL INCOME PROSPECTUS

THE THIRD PARAGRAPH IN THE SUB-SECTION "DISTRIBUTION PLANS AND ADMINISTRATIVE AND OTHER FEES" WITHIN THE "MANAGEMENT" SECTION OF THE PROSPECTUS HAS BEEN AMENDED AND RESTATED AS FOLLOWS:

Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee at an annual rate of up to 0.35% of the value of Fund shares held for those customers' accounts, although this continuing fee is paid by Loomis Sayles out of its own assets and is not assessed against the Fund.

THE SUB-SECTION "HOW TO EXCHANGE SHARES" WITHIN THE "GENERAL INFORMATION" SECTION OF THE PROSPECTUS HAS BEEN SUPPLEMENTED AS FOLLOWS:

CONVERSION RIGHTS

In certain limited circumstances, you may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund or convert Institutional Class shares of your Fund to Retail Class shares of the same Fund. The value of shares that you wish to convert must meet the investment minimum of the new Class. The conversion from one class of shares to another will be based on the respective net asset values of the separate classes on the trade date for the conversion. You will not be charged any redemption fee or exchange fee as a result of the exchange. A conversion between share classes of the same fund is a nontaxable event to the shareholder.

You may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund if you have accumulated shares with a net asset value greater than or equal to the minimum investment amount for Institutional Class shares of that same Fund. You may convert from Institutional Class shares to Retail Class shares only if the investment option or program through which you invest no longer permits the use of Institutional Class shares in that option or program or if you otherwise are no longer able to participate in Institutional Class shares. A conversion into a class of shares is subject to the purchase restrictions of such Class as described in the Fund's prospectus (see "How to Purchase Shares").

In order to convert shares, you must send a signed letter of instruction to Loomis Sayles Funds that includes the name of the Fund and the Class you are converting from, the Class you are converting to, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number, and the number of shares or dollar amount to be converted to the following address:

Regular Mail:                                         Overnight Mail:
Loomis Sayles Funds                                   Loomis Sayles Funds
P.O. Box 219594                                       330 West 9th Street
Kansas City, MO 64121-9594                            Kansas City, MO 64105-1514




EFFECTIVE SEPTEMBER 1, 2005, THE FUNDS ENTERED INTO A NEW CUSTODIAN AGREEMENT WITH STATE STREET BANK AND TRUST COMPANY. EFFECTIVE OCTOBER 1, 2005, BOSTON FINANCIAL DATA SERVICES, INC. BECAME THE SHAREHOLDER SERVICING AND TRANSFER AGENT OF THE FUNDS. AS A RESULT OF THESE NEW ARRANGEMENTS, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE OF THE PROSPECTUS HAVE BEEN AMENDED AND RESTATED AS FOLLOWS:

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
                                                                               TOTAL ANNUAL
                                                 DISTRIBUTION                      FUND
                                   MANAGE-MENT      (12B-1)         OTHER       OPERATING      FEE WAIVER/       NET
FUND/CLASS                            FEES           FEES         EXPENSES+      EXPENSES     REIMBURSE-MENT  EXPENSES
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
LOOMIS SAYLES BOND FUND(1)
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
   Institutional Class                0.60%          0.00%          0.25%         0.85%           0.10%         0.75%
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
   Retail Class                       0.60%          0.25%          0.33%         1.18%           0.18%         1.00%
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
   Admin Class                        0.60%          0.25%         0.56%*         1.41%           0.16%         1.25%
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
LOOMIS SAYLES GLOBAL BOND FUND(2)
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
   Institutional Class                0.60%          0.00%          0.19%         0.79%           0.04%         0.75%
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------
   Retail Class                       0.60%          0.25%          0.42%         1.27%           0.27%         1.00%
---------------------------------- ------------ ---------------- ------------ --------------- -------------- ------------

+  Other expenses have been restated to reflect current fees and expenses.

(1) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.75%, 1.00% and 1.25% of the Fund's average daily net assets for Institutional shares, Retail shares and Admin shares, respectively. This undertaking is in effect until January 31, 2006 and is reevaluated on an annual basis. Without this undertaking expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.75% and 1.00% of the Fund's average daily net assets for Institutional shares and Retail shares, respectively. This undertaking is in effect until January 31, 2006 and is reevaluated on an annual basis. Without this undertaking expenses would have been higher.

*  Other expenses include an administrative fee of 0.25% for Admin Class shares.

EXAMPLE

---------------------------------------------------- ------------ -------------- -------------- -------------
FUND/CLASS                                             1 YEAR*      3 YEARS*       5 YEARS*      10 YEARS*
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES BOND FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Institutional Class                                      $77          $261           $462          $1,040
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Retail Class                                             $102         $357           $632          $1,416
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Admin Class                                              $127         $431           $756          $1,677
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES GLOBAL BOND FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Institutional Class                                      $77          $248           $435            $974
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Retail Class                                             $102         $376           $671          $1,510
---------------------------------------------------- ------------ -------------- -------------- -------------

* The Examples for the Loomis Sayles Bond Fund and Loomis Sayles Global Bond Fund are based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods. Reflects current fees and expenses.



THE LAST PARAGRAPH OF THE SUB-SECTION "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE "RISK/RETURN SUMMARY" SECTION OF THE PROSPECTUS HAVE BEEN AMENDED AND RESTATED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES BOND FUND AND LOOMIS SAYLES GLOBAL BOND FUND:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.loomissayles.com (click on "Mutual Funds" and then "Fund Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.loomissayles.com (click on "Mutual Funds", then "Fund Profiles", then the name of the Fund and scroll down to "Holdings/Allocations").

                      LOOMIS SAYLES AGGRESSIVE GROWTH FUND
                       LOOMIS SAYLES SMALL CAP GROWTH FUND
                       LOOMIS SAYLES SMALL CAP VALUE FUND
                      LOOMIS SAYLES TAX-MANAGED EQUITY FUND
                            LOOMIS SAYLES VALUE FUND
                          LOOMIS SAYLES WORLDWIDE FUND
                                  (THE "FUNDS")

Supplement dated November 28, 2005 to the Loomis Sayles Retail Equity Funds Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

     (This supplement combines the supplements dated July 22, 2005, September 1, 2005, October 7, 2005 and November 23, 2005.)

THE THIRD PARAGRAPH IN THE SUB-SECTION "DISTRIBUTION PLANS AND ADMINISTRATIVE AND OTHER FEES" WITHIN THE "MANAGEMENT" SECTION OF THE PROSPECTUS HAS BEEN AMENDED AND RESTATED AS FOLLOWS:

Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee at an annual rate of up to 0.35% of the value of Fund shares held for those customers' accounts, although this continuing fee is paid by Loomis Sayles out of its own assets and is not assessed against the Fund.

EFFECTIVE SEPTEMBER 1, 2005, THE FUNDS ENTERED INTO A NEW CUSTODIAN AGREEMENT WITH STATE STREET BANK AND TRUST COMPANY. EFFECTIVE OCTOBER 1, 2005, BOSTON FINANCIAL DATA SERVICES, INC. BECAME THE SHAREHOLDER SERVICING AND TRANSFER AGENT OF THE FUNDS. AS A RESULT OF THESE NEW ARRANGEMENTS, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE OF THE PROSPECTUS HAVE BEEN AMENDED AND RESTATED AS FOLLOWS:

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------------- --------------- --------------- -------------

                                                                                    TOTAL
                                                    DISTRIBUTION                 ANNUAL FUND
                                     MANAGEMENT       (12B-1)         OTHER       OPERATING    FEE WAIVER/       NET
FUND/CLASS                              FEES            FEES        EXPENSES+      EXPENSES    REIMBURSE-MENT EXPENSES
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES AGGRESSIVE GROWTH
FUND(1)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.39%         1.14%         0.14%         1.00%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Retail Class                      0.75%           0.25%          0.62%         1.62%         0.37%         1.25%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES SMALL CAP GROWTH
FUND(1)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.54%         1.29%         0.29%         1.00%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Retail Class                      0.75%           0.25%          0.67%         1.67%         0.42%         1.25%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES SMALL CAP VALUE
FUND(2)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.19%         0.94%         0.04%         0.90%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Retail Class                      0.75%           0.25%          0.31%         1.31%         0.16%         1.15%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Admin Class                       0.75%           0.25%          0.44%*        1.44%         0.04%         1.40%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES TAX-MANAGED EQUITY
FUND(3)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.50%           0.00%          1.80%         2.30%         1.65%         0.65%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES VALUE FUND(4)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.50%           0.00%          0.39%         0.89%         0.04%         0.85%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
LOOMIS SAYLES WORLDWIDE FUND(5)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.69%         1.44%         0.44%         1.00%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------

+ Other expenses have been restated to reflect current fees and expenses.

(1) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.00% for Institutional class shares and 1.25% for Retail class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.90% for Institutional class shares, 1.15% for Retail class shares and 1.40% for Admin class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(3) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.65% for Institutional class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(4) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.85% for Institutional class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(5) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.00% for Institutional class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

* Other expenses include an administrative fee of 0.25% for Admin Class shares.

EXAMPLE

---------------------------------------------------- ------------ -------------- -------------- -------------
FUND/CLASS                                             1 YEAR*      3 YEARS*       5 YEARS*      10 YEARS*
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                $102          $348           $614          $1,374
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Retail Class                                       $127          $475           $846          $1,891
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES SMALL CAP GROWTH FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                $102          $380           $680          $1,531
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Retail Class                                       $127          $486           $868          $1,941
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES SMALL CAP VALUE FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                 $92          $296           $516          $1,151
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Retail Class                                       $117          $399           $703          $1,565
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Admin Class                                        $143          $452           $783          $1,721
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES TAX-MANAGED EQUITY FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                 $66          $559          $1,080         $2,508
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES VALUE FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                 $87          $280           $489          $1,092
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES WORLDWIDE FUND
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                $102          $412           $745          $1,686

---------------------------------------------------- ------------ -------------- -------------- -------------

* The Example for each Fund is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. Reflects current fees and expenses.

THE SUB-SECTION "HOW TO PURCHASE SHARES" WITHIN THE "GENERAL INFORMATION" SECTION OF THE PROSPECTUS HAS BEEN SUPPLEMENTED AS FOLLOWS:

Subject to the approval of the Fund, an investor may purchase Institutional Class shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if Loomis Sayles deems the security to be an appropriate investment for the Fund. Assets purchased by a Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Funds reserve the right to amend or terminate this practice at any time.

LOOMIS SAYLES AGGRESSIVE GROWTH FUND, LOOMIS SAYLES SMALL CAP GROWTH FUND AND LOOMIS SAYLES SMALL CAP VALUE

THE SUB-SECTION "HOW TO EXCHANGE SHARES" WITHIN THE "GENERAL INFORMATION" SECTION OF THE PROSPECTUS HAS BEEN SUPPLEMENTED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES AGGRESSIVE GROWTH FUND, LOOMIS SAYLES SMALL CAP GROWTH FUND AND LOOMIS SAYLES SMALL CAP VALUE FUND:

CONVERSION RIGHTS

In certain limited circumstances, you may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund or convert Institutional Class shares of your Fund to Retail Class shares of the same Fund. The value of shares that you wish to convert must meet the investment minimum of the new Class. The conversion from one class of shares to another will be based on the respective net asset values of the separate classes on the trade date for the conversion. You will not be charged any redemption fee or exchange fee as a result of the exchange. A conversion between share classes of the same fund is a nontaxable event to the shareholder.

You may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund if you have accumulated shares with a net asset value greater than or equal to the minimum investment amount for Institutional Class shares of that same Fund. You may convert from Institutional Class shares to Retail Class shares only if the investment option or program through which you invest no longer permits the use of Institutional Class shares in that option or program or if you otherwise are no longer able to participate in Institutional Class shares. A conversion into a class of shares is subject to the purchase restrictions of such Class as described in the Fund's prospectus (see "How to Purchase Shares").

In order to convert shares, you must send a signed letter of instruction to Loomis Sayles Funds that includes the name of the Fund and the Class you are converting from, the Class you are converting to, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number, and the number of shares or dollar amount to be converted to the following address:

Regular Mail:                           Overnight Mail:
Loomis Sayles Funds                     Loomis Sayles Funds
P.O. Box 219594                         330 West 9th Street
Kansas City, MO 64121-9594              Kansas City, MO 64105-1514


LOOMIS  SAYLES  AGGRESSIVE  GROWTH  FUND,  LOOMIS  SAYLES SMALL CAP GROWTH FUND,
LOOMIS SAYLES TAX-MANAGED EQUITY FUND, LOOMIS SAYLES VALUE FUND AND LOOMIS SAYLES WORLDWIDE FUND

THE LAST PARAGRAPH OF THE SUB-SECTION "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE "RISK/RETURN SUMMARY" SECTION OF THE PROSPECTUS HAS BEEN AMENDED AND RESTATED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES AGGRESSIVE GROWTH FUND, LOOMIS SAYLES SMALL CAP GROWTH FUND, LOOMIS SAYLES TAX-MANAGED EQUITY FUND, LOOMIS SAYLES VALUE FUND AND LOOMIS SAYLES WORLDWIDE FUND:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.loomissayles.com (click on "Mutual Funds" and then "Fund Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.loomissayles.com (click on "Mutual Funds," then "Fund Profiles," then the name of the Fund and scroll down to "Holdings/Allocations").


                       LOOMIS SAYLES SMALL CAP VALUE FUND

THE LAST PARAGRAPH OF THE SUB-SECTION "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE "RISK/RETURN SUMMARY" SECTION OF THE PROSPECTUS HAS BEEN AMENDED AND RESTATED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES SMALL CAP VALUE FUND:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 60 days, is available on the Fund's website at www.loomissayles.com (click on "Mutual Funds" and then "Fund Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.loomissayles.com (click on "Mutual Funds," then "Fund Profiles," then the name of the Fund and scroll down to "Holdings/Allocations").

                          LOOMIS SAYLES WORLDWIDE FUND

At a meeting held on November 18, 2005, the Board of Trustees of Loomis Sayles Funds II approved a change in the name of the Loomis Sayles Worldwide Fund to the "Loomis Sayles Global Markets Fund," effective February 1, 2006. On such date, Institutional Class shares of the Fund will be redesignated as Class Y shares of the Fund. Expenses relating to this class will not change as a result of the redesignation. Effective February 1, 2006, the Fund will no longer be offered through this prospectus.

Effective February 1, 2006, the primary broad based index for the Loomis Sayles Worldwide Fund will change from the Standard & Poor's 500 Index to the Morgan Stanley Capital International World Index. The Morgan Stanley Capital International World Index measures global developed market equity performance. The average annual total returns for the one-year, five-year and since inception (5/1/96) periods for the Morgan Stanley Capital International World Index for the period ended December 31, 2004 are 15.25%, -2.05% and 6.68%, respectively. Also effective February 1, 2006, a secondary broad based index, the Citigroup World Government Bond Index, will be added. The Citigroup World Government Bond Index measures the most significant and liquid government bond indices located around the world which carry at least an investment grade rating. The average annual total returns for the one-year, five-year and since inception (5/1/96) periods for the Citigroup World Government Bond Index for the period ended December 31, 2004 are 10.35%, 8.79% and 6.93%, respectively.